Segment reporting (Details 4) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Revenue
Revenue	₨ 44,877	$ 474	₨ 39,886	₨ 35,634
Country of domicile [member]
Revenue
Revenue	41,736		36,850	33,304
Foreign countries [member]
Revenue
Revenue	₨ 3,141		₨ 3,036	₨ 2,330